Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Supplementary Financial Statements Information [Abstract]
Cash and deposits			$ 2,183	[1]	$ 884	[2]	$ 1,391	$ 1,610
Cash on deposit in NIS, bearing interest	51	63
Interest rate on deposits held in banks	1.00%	2.30%
Deposits held in banks used as collateral for bank guarantees	41	49

[1]	As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $39 was pledged against the Company's bank guarantees.
[2]	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.